Income Taxes (Details) - Schedule of income tax provision (benefit) - Ambulnz, Inc. [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of income tax provision (benefit) [Line Items]
Federal
State and local					167,443	47,032
Foreign
Current					167,443	47,032
Federal
State and local
Foreign
Deferred	$ (1,107)	$ 11,000	$ 8,923	$ 12,204
Total income tax expense (benefit)	$ (1,107)	$ 11,000	$ 8,923	$ 12,204	$ 167,443	$ 47,032